UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 07/31/06

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2006 (Unaudited)

DWS High Income Plus Fund

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 82.4%
Consumer Discretionary 22.2%
Affinia Group, Inc., 9.0%, 11/30/2014	1,114,000	1,013,740
AMC Entertainment, Inc., 8.0%, 3/1/2014	1,663,000	1,538,275
Aztar Corp., 7.875%, 6/15/2014	2,314,000	2,458,625
Cablevision Systems Corp., Series B, 9.62% **, 4/1/2009	349,000	371,685
Caesars Entertainment, Inc., 8.875%, 9/15/2008	750,000	784,687
Charter Communications Holdings LLC:
8.625%, 4/1/2009	55,000	45,925
9.625%, 11/15/2009	50,000	42,000
10.25%, 9/15/2010	3,491,000	3,525,910
Series B, 10.25%, 9/15/2010	1,005,000	1,013,794
11.0%, 10/1/2015	3,268,000	2,933,030
Cooper-Standard Automotive, Inc., 8.375%, 12/15/2014 (b)	822,000	616,500
CSC Holdings, Inc.:
7.25%, 7/15/2008	590,000	593,688
7.875%, 12/15/2007	1,920,000	1,951,200
Dex Media East LLC/Financial, 12.125%, 11/15/2012 (b)	5,888,000	6,579,840
EchoStar DBS Corp.:
6.625%, 10/1/2014	188,000	181,420
144A, 7.125%, 2/1/2016	405,000	397,913
Foot Locker, Inc., 8.5%, 1/15/2022	430,000	403,125
Ford Motor Co., 7.45%, 7/16/2031	665,000	488,775
French Lick Resorts & Casinos, 144A, 10.75%, 4/15/2014	3,365,000	3,209,369
General Motors Corp., 8.375%, 7/15/2033 (b)	1,640,000	1,344,800
Goodyear Tire & Rubber Co., 11.25%, 3/1/2011	3,915,000	4,267,350
Gregg Appliances, Inc., 9.0%, 2/1/2013	375,000	345,000
Hertz Corp.:
144A, 8.875%, 1/1/2014 (b)	1,520,000	1,584,600
144A, 10.5%, 1/1/2016	360,000	391,500
ION Media Networks, Inc., 144A, 11.757% **, 1/15/2013	610,000	617,625
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	2,080,000	1,986,400
Jacobs Entertainment, Inc., 144A, 9.75%, 6/15/2014	1,175,000	1,169,125
Lear Corp.:
Series B, 5.75%, 8/1/2014	45,000	36,450
Series B, 8.11%, 5/15/2009 (b)	2,005,000	1,949,862
Levi Strauss & Co., 10.258% **, 4/1/2012	50,000	51,250
Liberty Media Corp.:
5.7%, 5/15/2013	100,000	92,685
8.25%, 2/1/2030	800,000	785,366
8.5%, 7/15/2029	1,085,000	1,079,498
Linens ‘n Things, Inc., 144A, 11.132% **, 1/15/2014	650,000	602,875
Mediacom Broadband LLC, 8.5%, 10/15/2015	45,000	44,213
Metaldyne Corp.:
10.0%, 11/1/2013	520,000	497,900
11.0%, 6/15/2012	235,000	192,700
MGM MIRAGE:
8.375%, 2/1/2011	585,000	601,088
9.75%, 6/1/2007	960,000	985,200
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	1,135,000	1,190,331
NCL Corp., 10.625%, 7/15/2014	235,000	229,125
Norcraft Holdings/Capital, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	1,725,000	1,388,625
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013	2,659,000	2,798,597

Pokagon Gaming Authority, 144A, 10.375%, 6/15/2014		310,000	323,950
Premier Entertainment Biloxi LLC/Finance, 10.75%, 2/1/2012		4,120,000	4,300,250
PRIMEDIA, Inc.:
8.875%, 5/15/2011		681,000	648,652
10.545% **, 5/15/2010		1,813,000	1,849,260
Resorts International Hotel & Casino, Inc., 11.5%, 3/15/2009		3,284,000	3,513,880
Sinclair Broadcast Group, Inc., 8.75%, 12/15/2011		2,750,000	2,866,875
Sirius Satellite Radio, Inc., 9.625%, 8/1/2013 (b)		1,520,000	1,421,200
Six Flags, Inc.:
8.875%, 2/1/2010		210,000	202,388
9.75%, 4/15/2013 (b)		1,990,000	1,828,312
The Bon-Ton Department Stores, Inc., 144A, 10.25%, 3/15/2014		675,000	621,000
Toy Bank Debt, 1.0%, 7/1/2012		1,000,000	1,011,250
Toys “R” Us, Inc., 7.375%, 10/15/2018		368,000	260,820
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015 (b)		3,935,000	3,777,600
TRW Automotive, Inc.:
11.0%, 2/15/2013		2,892,000	3,159,510
11.75%, 2/15/2013	EUR	484,000	703,273
United Auto Group, Inc., 9.625%, 3/15/2012		2,685,000	2,799,112
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009		452,000	466,690
XM Satellite Radio, Inc., 144A, 9.75%, 5/1/2014		2,860,000	2,638,350
Young Broadcasting, Inc., 8.75%, 1/15/2014		4,192,000	3,521,280

			88,295,318
Consumer Staples 2.8%
Birds Eye Foods, Inc., 11.875%, 11/1/2008		1,339,000	1,364,106
Del Laboratories, Inc., 8.0%, 2/1/2012 (b)		590,000	501,500
Delhaize America, Inc.:
8.05%, 4/15/2027		185,000	182,583
9.0%, 4/15/2031		2,965,000	3,326,852
Harry & David Holdings, Inc., 10.231% **, 3/1/2012		620,000	589,000
North Atlantic Trading Co., 9.25%, 3/1/2012		1,430,000	1,147,575
Swift & Co.:
10.125%, 10/1/2009		385,000	395,588
12.5%, 1/1/2010		185,000	189,625
Viskase Co., Inc., 11.5%, 6/15/2011		3,445,000	3,548,350

			11,245,179
Energy 8.2%
Belden & Blake Corp., 8.75%, 7/15/2012 (b)		2,879,000	2,929,382
Chaparral Energy, Inc., 144A, 8.5%, 12/1/2015		1,515,000	1,515,000
Chesapeake Energy Corp.:
6.25%, 1/15/2018		720,000	661,500
6.875%, 1/15/2016		2,044,000	1,972,460
7.75%, 1/15/2015		275,000	277,063
Delta Petroleum Corp., 7.0%, 4/1/2015		1,605,000	1,508,700
Dynegy Holdings, Inc.:
7.625%, 10/15/2026		1,764,000	1,543,500
144A, 8.375%, 5/1/2016		1,415,000	1,390,238
El Paso Production Holding Corp., 7.75%, 6/1/2013		1,165,000	1,183,931
Frontier Oil Corp., 6.625%, 10/1/2011		1,525,000	1,479,250
Newpark Resources, Inc., Series B, 8.625%, 12/15/2007		1,694,000	1,694,000
NGC Corp. Capital Trust I, Series B, 8.316%, 6/1/2027		665,000	571,900
Plains Exploration & Production Co.:
7.125%, 6/15/2014		1,033,000	1,022,670
Series B, 8.75%, 7/1/2012		1,010,000	1,056,713
Southern Natural Gas, 8.875%, 3/15/2010		2,423,000	2,560,510
Stone Energy Corp.:
6.75%, 12/15/2014		2,315,000	2,361,300
144A, 8.24% **, 7/15/2010		1,960,000	1,960,000
Transmeridian Exploration, Inc., 12.0%, 12/15/2010		820,000	828,200
Williams Companies, Inc.:

8.125%, 3/15/2012	4,065,000	4,258,087
8.75%, 3/15/2032	1,827,000	1,973,160

		32,747,564
Financials 10.7%
Alamosa Delaware, Inc., 11.0%, 7/31/2010	900,000	983,250
Ashton Woods USA LLC, 9.5%, 10/1/2015	1,685,000	1,482,800
E*TRADE Financial Corp.:
7.375%, 9/15/2013	550,000	551,375
7.875%, 12/1/2015	410,000	423,325
8.0%, 6/15/2011	972,000	998,730
Eaton Vance Corp., CDO II, Series C-X, 13.68%, 7/15/2012 *	2,325,520	0
Ford Motor Credit Co.:
7.25%, 10/25/2011	4,350,000	3,950,761
7.375%, 10/28/2009	8,370,000	7,895,203
7.875%, 6/15/2010	2,120,000	1,994,585
General Motors Acceptance Corp.:
6.875%, 9/15/2011	9,220,000	8,927,662
8.0%, 11/1/2031 (b)	4,040,000	3,962,040
H&E Equipment/Finance:
11.125%, 6/15/2012	700,000	768,418
12.5%, 6/15/2013	375,000	418,549
iPayment, Inc., 144A, 9.75%, 5/15/2014	585,000	585,000
Poster Financial Group, Inc., 8.75%, 12/1/2011	2,040,000	2,106,300
R.H. Donnelly Finance Corp., 10.875%, 12/15/2012	2,312,000	2,540,310
TIG Capital Holdings Trust, 144A, 8.597%, 1/15/2027	1,760,000	1,337,600
Triad Acquisition Corp., Series B, 11.125%, 5/1/2013	900,000	859,500
Universal City Development, 11.75%, 4/1/2010	2,470,000	2,673,775

		42,459,183
Health Care 1.5%
HCA, Inc., 6.5%, 2/15/2016	1,120,000	891,800
HEALTHSOUTH Corp.:
144A, 10.75%, 6/15/2016	1,365,000	1,303,575
144A, 11.418% **, 6/15/2014	205,000	198,850
Tenet Healthcare Corp., 144A, 9.25%, 2/1/2015	3,812,000	3,516,570

		5,910,795
Industrials 8.5%
AAC Group Holding Corp., 144A, (PIK), 12.75%, 10/1/2012	510,000	517,650
Allied Security Escrow Corp., 11.375%, 7/15/2011	950,000	931,000
Allied Waste North America, Inc., Series B, 9.25%, 9/1/2012	2,153,000	2,287,562
American Color Graphics, 10.0%, 6/15/2010	1,055,000	775,425
Browning-Ferris Industries:
7.4%, 9/15/2035	1,762,000	1,541,750
9.25%, 5/1/2021	913,000	924,412
Case New Holland, Inc., 9.25%, 8/1/2011	2,520,000	2,655,450
Cenveo Corp., 7.875%, 12/1/2013	1,877,000	1,825,382
Collins & Aikman Floor Cover, Series B, 9.75%, 2/15/2010	1,932,000	1,903,020
Congoleum Corp., 8.625%, 8/1/2008 *	1,188,000	1,176,120
DRS Technologies, Inc., 7.625%, 2/1/2018	805,000	802,988
Education Management LLC, 144A, 8.75%, 6/1/2014	540,000	541,350
Iron Mountain, Inc., 8.75%, 7/15/2018	415,000	421,225
K. Hovnanian Enterprises, Inc.:
6.25%, 1/15/2016	1,880,000	1,607,400
8.875%, 4/1/2012	2,085,000	1,996,387
Kansas City Southern:
7.5%, 6/15/2009	400,000	402,000
9.5%, 10/1/2008	2,989,000	3,130,977
Kinetek, Inc., Series D, 10.75%, 11/15/2006	2,622,000	2,595,780
Millennium America, Inc., 9.25%, 6/15/2008	851,000	870,148
Mobile Services Group, Inc., 144A, 9.75%, 8/1/2014	775,000	784,688

Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	205,000	229,088
Scranton Products, Inc.:
144A, 10.5%, 7/1/2013	1,880,000	1,927,000
144A, 12.39% **, 7/1/2012	640,000	652,800
Ship Finance International Ltd., 8.5%, 12/15/2013	532,000	500,080
The Brickman Group Ltd., Series B, 11.75%, 12/15/2009	1,564,000	1,681,300
Xerox Corp., 6.4%, 3/15/2016	1,220,000	1,169,675

		33,850,657
Information Technology 4.2%
L-3 Communications Corp.:
5.875%, 1/15/2015	2,385,000	2,235,938
Series B, 6.375%, 10/15/2015	835,000	801,600
Lucent Technologies, Inc., 6.45%, 3/15/2029	5,584,000	4,760,360
Sanmina-SCI Corp., 8.125%, 3/1/2016 (b)	1,555,000	1,516,125
SunGard Data Systems, Inc., 10.25%, 8/15/2015	1,960,000	1,986,950
UGS Corp., 10.0%, 6/1/2012	1,837,000	1,977,071
Unisys Corp., 7.875%, 4/1/2008	3,275,000	3,266,812

		16,544,856
Materials 11.4%
ARCO Chemical Co., 9.8%, 2/1/2020	5,087,000	5,875,485
Associated Materials, Inc., Step-up Coupon, 0% to 3/1/2009, 11.25% to 3/1/2014	545,000	310,650
Chemtura Corp., 6.875%, 6/1/2016	805,000	776,825
Constar International, Inc., 11.0%, 12/1/2012	265,000	201,400
Crystal US Holdings, Series A, Step-up Coupon, 0% to 10/1/2009, 10% to 10/1/2014	470,000	371,300
Dayton Superior Corp.:
10.75%, 9/15/2008	378,000	390,285
13.0%, 6/15/2009	1,070,000	981,725
Equistar Chemical Funding, 10.625%, 5/1/2011	1,270,000	1,365,250
Exopac Holding Corp., 144A, 11.25%, 2/1/2014	1,805,000	1,823,050
GEO Specialty Chemicals, Inc., 144A, 13.998% **, 12/31/2009	3,005,000	2,618,106
Greif, Inc., 8.875%, 8/1/2012	945,000	994,612
Hexcel Corp., 6.75%, 2/1/2015	1,585,000	1,517,637
Huntsman LLC, 11.625%, 10/15/2010	2,810,000	3,094,512
IMC Global, Inc., 10.875%, 8/1/2013	3,785,000	4,182,425
International Coal Group, Inc., 144A, 10.25%, 7/15/2014	735,000	740,513
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014	1,265,000	926,613
Lyondell Chemical Co., 10.5%, 6/1/2013	365,000	400,588
Massey Energy Co.:
6.625%, 11/15/2010	2,040,000	2,040,000
6.875%, 12/15/2013	770,000	710,325
Mueller Holdings, Inc., Step-up Coupon, 0% to 4/15/2009, 14.75% to 4/15/2014	2,801,000	2,380,850
Neenah Foundry Co.:
144A, 11.0%, 9/30/2010	3,280,000	3,542,400
144A, 13.0%, 9/30/2013	929,254	938,547
OM Group, Inc., 9.25%, 12/15/2011	780,000	807,300
Omnova Solutions, Inc., 11.25%, 6/1/2010	2,952,000	3,099,600
Oxford Automotive, Inc., 144A, 12.0%, 10/15/2010 *	1,740,470	26,107
Pliant Corp., (PIK), 11.625%, 6/15/2009	5	6
Radnor Holdings Corp., 11.0%, 3/15/2010	485,000	145,500
Rockwood Specialties Group, Inc., 10.625%, 5/15/2011	432,000	464,400
TriMas Corp., 9.875%, 6/15/2012	1,683,000	1,552,567
United States Steel Corp., 9.75%, 5/15/2010	1,704,000	1,814,760
Witco Corp., 6.875%, 2/1/2026	435,000	391,500
Wolverine Tube, Inc., 10.5%, 4/1/2009 (b)	960,000	859,200

		45,344,038
Telecommunication Services 4.3%
American Cellular Corp., Series B, 10.0%, 8/1/2011	860,000	900,850
Centennial Communications Corp., 10.0%, 1/1/2013	420,000	418,950
Cincinnati Bell, Inc.:

7.25%, 7/15/2013 (b)	2,409,000	2,384,910
8.375%, 1/15/2014	1,698,000	1,664,040
Dobson Communications Corp., 8.875%, 10/1/2013	800,000	792,000
Insight Midwest LP, 9.75%, 10/1/2009	529,000	539,580
Nextel Communications, Inc., Series D, 7.375%, 8/1/2015	4,750,000	4,866,223
PanAmSat Corp., 144A, 9.0%, 6/15/2016	390,000	398,288
Qwest Corp., 7.25%, 9/15/2025	1,580,000	1,502,975
Rural Cellular Corp.:
9.75%, 1/15/2010	185,000	185,463
9.875%, 2/1/2010	565,000	584,775
10.899% **, 11/1/2012	200,000	207,000
Triton PCS, Inc., 8.5%, 6/1/2013	422,000	393,515
Ubiquitel Operating Co., 9.875%, 3/1/2011	651,000	707,962
US Unwired, Inc., Series B, 10.0%, 6/15/2012	1,249,000	1,373,900
Windstream Corp., 144A, 8.625%, 8/1/2016	50,000	52,000

		16,972,431
Utilities 8.6%
AES Corp., 144A, 8.75%, 5/15/2013	6,378,000	6,824,460
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/2012	4,219,000	4,493,235
CMS Energy Corp., 8.5%, 4/15/2011	3,740,000	3,936,350
Mirant Americas Generation LLC, 8.3%, 5/1/2011	415,000	404,625
Mirant North America LLC, 7.375%, 12/31/2013	455,000	437,369
Mission Energy Holding Co., 13.5%, 7/15/2008	5,280,000	5,900,400
NRG Energy, Inc.:
7.25%, 2/1/2014	1,765,000	1,727,494
7.375%, 2/1/2016	3,635,000	3,553,212
PSE&G Energy Holdings LLC, 10.0%, 10/1/2009	4,415,000	4,768,200
Sierra Pacific Resources:
6.75%, 8/15/2017	1,255,000	1,195,159
8.625%, 3/15/2014	665,000	704,209

		33,944,713

Total Corporate Bonds (Cost $333,107,895)		327,314,734
Foreign Bonds - US$ Denominated 12.5%
Consumer Discretionary 1.7%
Jafra Cosmetics International, Inc., 10.75%, 5/15/2011	2,930,000	3,164,400
Shaw Communications, Inc., 8.25%, 4/11/2010	681,000	705,686
Telenet Group Holding NV, 144A, Step-up Coupon, 0% to 12/15/2008, 11.5% to 6/15/2014	2,863,000	2,433,550
Unity Media GmbH, 144A, 10.375%, 2/15/2015	395,000	367,350
Vitro SA de CV, Series A, 144A, 12.75%, 11/1/2013	260,000	250,900

		6,921,886
Energy 1.1%
Gaz Capital SA, 144A, 8.625%, 4/28/2034	565,000	681,531
OAO Gazprom, 144A, 9.625%, 3/1/2013 (b)	2,180,000	2,550,600
Secunda International Ltd., 13.507% **, 9/1/2012	920,000	966,000

		4,198,131
Financials 1.6%
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	2,900,000	3,342,250
Doral Financial Corp., 6.33% **, 7/20/2007	2,335,000	2,192,180
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	430,000	367,650
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	650,000	513,500

		6,415,580
Health Care 0.7%
Biovail Corp., 7.875%, 4/1/2010	2,550,000	2,588,250
Industrials 1.5%
Grupo Transportacion Ferroviaria Mexicana SA de CV:

9.375%, 5/1/2012		1,360,000	1,445,000
10.25%, 6/15/2007		2,826,000	2,893,118
12.5%, 6/15/2012		1,034,000	1,137,400
Stena AB, 9.625%, 12/1/2012		375,000	405,000
Supercanal Holding SA, Series REG S, 11.5%, 5/15/2004 *		464,000	74,240

			5,954,758
Materials 2.2%
Cascades, Inc., 7.25%, 2/15/2013		2,081,000	1,940,532
ISPAT Inland ULC, 9.75%, 4/1/2014		2,071,000	2,298,810
Novelis, Inc., 144A, 7.75%, 2/15/2015		2,295,000	2,220,412
Rhodia SA:
8.875%, 6/1/2011		656,000	667,480
10.25%, 6/1/2010		725,000	784,813
Tembec Industries, Inc., 8.625%, 6/30/2009		1,885,000	1,013,188

			8,925,235
Sovereign Bonds 0.4%
Federative Republic of Brazil, 8.875%, 10/14/2019		690,000	800,400
Republic of Argentina, 4.889% **, 8/3/2012 (PIK)		1,360,000	917,348

			1,717,748
Telecommunication Services 3.3%
Cell C Property Ltd., 144A, 11.0%, 7/1/2015 (b)		2,445,000	1,980,450
Embratel, Series B, 11.0%, 12/15/2008		244,000	265,960
Grupo Iusacell SA de CV, Series B, 10.0%, 7/15/2004 *		279,000	239,940
Intelsat Bermuda Ltd., 144A, 11.25%, 6/15/2016		1,010,000	1,020,100
Intelsat Ltd., 5.25%, 11/1/2008		1,005,000	942,187
Millicom International Cellular SA, 10.0%, 12/1/2013		535,000	572,450
Mobifon Holdings BV, 12.5%, 7/31/2010		2,247,000	2,519,449
Nortel Networks Ltd.:
144A, 9.73% **, 7/15/2011		2,080,000	2,090,400
144A, 10.125%, 7/15/2013		950,000	955,937
144A, 10.75%, 7/15/2016		770,000	786,363
Stratos Global Corp., 144A, 9.875%, 2/15/2013 (b)		1,770,000	1,539,900

			12,913,136

Total Foreign Bonds - US$ Denominated (Cost $50,399,237)			49,634,724
Foreign Bonds - Non US$ Denominated 0.5%
Consumer Discretionary 0.3%
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	1,025,000	1,178,402
Sovereign Bonds 0.2%
Republic of Argentina, 7.82%, 12/31/2033 (PIK)	EUR	797,419	947,320

Total Foreign Bonds - Non US$ Denominated (Cost $2,125,298)			2,125,722
		Shares	Value ($)

Preferred Stocks 0.1%
Xerox Capital Trust I, 8.0% (Cost $391,375)		380,000	383,800
		Principal Amount ($)(a)	Value ($)

Loan Participation 0.2%
Alliance Mortgage Cycle Loan, LIBOR plus 7.25%, 12.72%**, 6/4/2010 (Cost $727,719)		718,750	718,750
		Shares	Value ($)

Warrants 0.0%
Dayton Superior Corp. 144A, Expiration 6/15/2009*		648	0
DeCrane Aircraft Holdings, Inc. 144A, Expiration 9/30/2008*		1,230	0

TravelCenters of America, Inc. Expiration 5/1/2009*	2,155	269

Total Warrants (Cost $12,575)		269
	Units	Value ($)
Other Investments 0.6%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029	1,219,000	981,295
IdleAire Technologies Corp. (Bond Unit), 144A, Step-up Coupon, 0% to 6/15/2008, 13.0% to 12/15/2012	1,935,000	1,451,250

Total Other Investments (Cost $2,320,356)		2,432,545
	Shares	Value ($)
Common Stocks 0.1%
Foot Locker, Inc.	7,390	200,787
GEO Specialty Chemicals, Inc.*	18,710	4,677
GEO Specialty Chemicals, Inc. 144A*	1,703	426
IMPSAT Fiber Networks, Inc. 144A*	12,625	101,631

Total Common Stocks (Cost $1,079,656)		307,521
Convertible Preferred Stock 0.1%
Consumer Discretionary
ION Media Networks, Inc., 144A, 9.75% (PIK)	67	467,325
ION Media Networks, Inc., 144A, Series AI, 9.75% (PIK)	8	55,800

Total Convertible Preferred Stocks (Cost $525,275)		523,125
Securities Lending Collateral 6.9%
Daily Assets Fund Institutional, 5.24% (c) (d) (Cost $27,543,260)	27,543,260	27,543,260
Cash Equivalents 1.9%
Cash Management QP Trust, 5.30% (e) (Cost $7,436,211)	7,436,211	7,436,211
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 425,668,857)	105.3	418,420,661
Other Assets and Liabilities, Net	(5.3)	(20,946,895)

Net Assets	100.0	397,473,766

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or the interest or has filed for bankruptcy. The following table represents bonds that are in default:

		Maturity	Principal		Acquisition
Securities	Coupon	Date	Amount ($)		Cost ($)	Value ($)
Congoleum Corp.	8.625%	8/01/2008	1,188,000	USD	1,080,774	1,176,120
Eaton Vance Corp.	13.68%	7/15/2012	2,325,520	USD	2,037,287	0
Grupo Iusacell SA de CV	10.0%	7/15/2004	279,000	USD	193,815	239,940
Oxford Automotive, Inc.	12.0%	10/15/2010	1,740,470	USD	151,449	26,107
Supercanal Holding SA	11.5%	5/15/2004	464,000	USD	281,627	74,240
					$3,744,952	$1,516,407

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2006.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2006 amounted to $26,603,546 which is 6.7% of net assets.

(c) Daily Assets Fund Institutional, an affiliated fund, is managed by Deutsche Asset Management, Inc. The rate shown is the annualized seven-day yield at period end.
(d) Represents collateral held in connection with securities lending.
(e) Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

CDO: Collateralized Debt Obligation
LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
REIT: Real Estate Investment Trust
As of July 31, 2006, the Fund had the following open forward foreign currency exchange contracts:

					Unrealized
				Settlement	Appreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	3,265,342	USD	4,173,606	9/15/2006	33,391
USD	824,717	EUR	643,216	9/15/2006	4,582
USD	164,222	EUR	129,319	9/15/2006	1,477
USD	641,879	EUR	508,713	9/15/2006	9,948
EUR	170,006	USD	218,920	9/15/2006	1,087
EUR	90,732	USD	117,552	9/15/2006	1,295
Total unrealized appreciation					51,780

					Unrealized
				Settlement	Depreciation
Contracts to Deliver		In Exchange For		Date	(US $)
EUR	72,849	USD	92,482	9/15/2006	(861)
Total unrealized depreciation					(861)

Currency Abbreviations
EUR	Euro	USD	United States Dollar

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS High Income Plus Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	September 22, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:	September 22, 2006